Loans and Borrowings (Details) - Schedule of loans and borrowings - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of loans and borrowings [Abstract]
Convertible notes	$ 13,805,436	$ 12,735,835
Working capital loans	4,721,366
Total	$ 18,526,802	$ 12,735,835